Equity (Details) - Schedule of Stock-Based Awards Outstanding - shares		12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
NIS 3 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary shares Outstnding		11,539
Weighted average remaining contractual life (years) Outstnding		9 years 4 months 24 days
Number of potential ordinary shares Exercisable		8,811
Weighted average remaining contractual life (years) Exercisable		9 years 4 months 24 days
NIS 137.8 – NIS 194 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary shares Outstnding		61,734
Weighted average remaining contractual life (years) Outstnding		6 years 3 months 18 days
Number of potential ordinary shares Exercisable		32,043
Weighted average remaining contractual life (years) Exercisable		5 years 8 months 12 days
NIS 234 – NIS 260 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary shares Outstnding		24,503
Weighted average remaining contractual life (years) Outstnding		1 year 8 months 12 days
Number of potential ordinary shares Exercisable		19,646
Weighted average remaining contractual life (years) Exercisable		1 year 9 months 18 days
USD 100 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary shares Outstnding	6,200	6,200
Weighted average remaining contractual life (years) Outstnding	4 years	4 years 6 months
Number of potential ordinary shares Exercisable	6,200	6,200
Weighted average remaining contractual life (years) Exercisable	4 years	4 years 6 months
NIS 400; NIS 600; NIS 800 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary shares Outstnding		30,000
Weighted average remaining contractual life (years) Outstnding		8 years 2 months 12 days
Number of potential ordinary shares Exercisable		10,000
Weighted average remaining contractual life (years) Exercisable		8 years 2 months 12 days
NIS 3 – NIS 800 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary shares Outstnding		133,976
Weighted average remaining contractual life (years) Outstnding		6 years 1 month 6 days
Number of potential ordinary shares Exercisable		76,700
Weighted average remaining contractual life (years) Exercisable		5 years 3 months 18 days